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                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

              STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASES OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

                 REPORT FOR CALENDAR MONTH ENDING: June 30, 2002


                 Name of Registrant : The SMALLCap Fund, Inc. (TM)
                                      By: Fran Pollack-Matz, Secretary

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                                                                      Approximate Asset
                                                                    Value or approximate
                                        Number of                    asset coverage per
  Date of each    Identification of       Shares      Price per       share at time of      Name of Seller or of
  Transaction          Security         Purchased       Share              purchase            Seller's Broker
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
    06/12/02         Common Stock            4,800      10.160               11.111            Weeden & Co. LP
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    06/14/02         Common Stock            6,200      10.110               11.062            Weeden & Co. LP
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    06/14/02         Common Stock           10,000      10.105               11.062            Weeden & Co. LP
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    06/18/02         Common Stock            7,000      10.601               11.421            Weeden & Co. LP
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    06/18/02         Common Stock            5,000      10.610               11.421            Weeden & Co. LP
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    06/19/02         Common Stock            5,900      10.457               11.390            Weeden & Co. LP
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    06/20/02         Common Stock            7,000      10.421               11.240            Weeden & Co. LP
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    06/20/02         Common Stock           10,000      10.420               11.240            Weeden & Co. LP
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    06/21/02         Common Stock            7,000      10.290               11.167            Weeden & Co. LP
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    06/21/02         Common Stock            5,000      10.260               11.167            Weeden & Co. LP
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    06/24/02         Common Stock            4,600      10.054               11.046            Weeden & Co. LP
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    06/25/02         Common Stock            5,000      10.156               10.978            Weeden & Co.LP
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    06/26/02         Common Stock            5,000       9.854               10.820            Weeden & Co. LP
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    06/27/02         Common Stock            3,000       9.940               10.795            Weeden & Co. LP
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    06/28/02         Common Stock            4,800       9.995               10.997            Weeden & Co. LP
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